Basis of Presentation and Nature of Operations (Details Narrative)	12 Months Ended
Jun. 30, 2019
Basis of Presentation and Nature of Operations (Details Narrative)
State of incorporation	Nevada
Date of incorporation	Aug. 01, 2005